Share capital	12 Months Ended
Dec. 31, 2017
Share Capital
11. Share capital

a)	Authorized

Unlimited - Number of common shares without par value. Unlimited - Number of preference shares without par value.

b)	Common shares, issued and fully paid

The Company received the necessary regulatory approval for a consolidation of the Company’s issued and outstanding common shares on a basis of ten pre-consolidation shares for one post-consolidation share. The 10:1 share consolidation is applied retroactively in the financial statements. Post-consolidation, the Company had 7,921,206 shares issued and outstanding. The shares began trading on a consolidated basis on 1 September 2017.

As at 31 December 2017, the Company had 7,971,206 (31 December 2016 – 7,900,373) common shares issued and outstanding. On 26 January 2017, the Company issued 70,833 common shares as advance royalty payment for its mineral property options.

As at 31 December 2016, the Company had issued 7,900,373 (31 December 2015 – 7,829,540) common shares. On 17 February 2016, the Company issued 708,333 common shares as advance royalty payment for its mineral property options.

c)	Stock options

The Company has a rolling stock option plan for its directors and employees to acquire common shares of the Company at a price determined by the fair market value of the shares at the date of grant. The maximum aggregate number of common shares reserved for issuance pursuant to the plan is 10% of the issued and outstanding common shares.

Stock option activity during the period is summarized as follows:

Stock option activity	31 December 2017	Weighted average exercise price	31 December 2016	Weighted average exercise price	31 December 2015	Weighted average exercise price
Balance – beginning of period	500,000	$1.20	500,000	$1.20	696,667	$1.60
Expired/Forfeited	(235,000)	(1.50)	-	-	(196,667)	2.50
Balance – end of period	265,000	$1.00	500,000	$1.20	500,000	$1.20

Details of stock options outstanding as at 31 December 2017 are as follows:

Expiry Date	Exercise Price (CDN$)	31 December 2017	31 December 2016	31 December 2015
17 March 2015	$2.50	-	-	-
08 December 2015	$2.50	-	-	-
07 May 2017	$1.50	-	180,000	180,000
22 May 2017	$1.50	-	20,000	20,000
11 October 2018	$1.00	265,000	300,000	300,000
		265,000	500,000	500,000

The weighted-average remaining life of the options is 0.78 years (2016 – 1.21 years, 2015 – 2.21 years).

200,000 stock options has expired (2016 – nil options expired, 2015 – 196,667 options expired) during the year ended 31 December 2017, and 35,000 options were forfeited (2016 and 2015 - nil options forfeited).

As at 31 December 2017, all 265,000 (2016 and 2015 – 500,000) of these outstanding options had vested. As at 31 December 2017, 2016 and 2015 none of the outstanding options were in the money.

d) Warrants

As at 31 December 2017 and 31 December 2016, the Company has no warrants outstanding. In the year ended 31 December 2015, the Company recognized an unrealized loss on warrant liability of $Nil has been recorded for the year ended 31 December 2015. As at 31 December 2015, the outstanding warrants have a weighted-average exercise price of $0.10 and have an average remaining life of 0.55 years.

Warrant activity during the year is summarized as follows:

Warrant activity	31 December 2017	Weighted average exercise price		31 December 2016	Weighted average exercise price		31 December 2015	Weighted average exercise price
Balance – beginning of period	-	$	N/A	250,000		$1.00	816,358	$1.90
Expired	-		N/A	(250,000)		1.00	(566,358)	2.30
Balance – end of period	-	$	N/A	-	$	N/A	250,000	$1.00

(i) The number of warrants is expressed in equivalent number of common shares, which may be issuable upon exercise of the warrants.

Details of warrants outstanding are as follows:

Issued	Expiry	Exercise Price		31 December 2017	31 December 2016	31 December 2015
18 July 2014	18 July 2016	1.00	(i)	-	-	250,000
				-	-	250,000

(i) The exercise prices of these warrants are stated in Canadian funds.

e)	Stock-based compensation

For the year ended 31 December 2017, and the year ended 31 December 2016 the Company did not issue additional stock options.